Capital and funding	12 Months Ended
Dec. 31, 2025
Equity and liabilities [abstract]
Capital and funding	15. Capital and funding

Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Share-based compensation The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages 146 and 147.
Unification reserve The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.

Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in the income statement. Other financial liabilities, which includes put options, are subsequently carried at amortised cost, with the exception of:
■financial liabilities which the Group has elected to measure at fair value through profit or loss;
■derivative financial liabilities – see note 16 on page 166; and
■contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.

Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

The Group’s Treasury activities are designed to:
■maintain a competitive balance sheet in line with at least A/A2 rating (see below);
■secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);
■protect the Group’s financial results and position from financial risks (see note 16);
■maintain market risks within acceptable parameters, while optimising returns (see note 16); and
■protect the Group’s financial investments, while maximising returns (see note 17).
The Treasury department provides central deposit-taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the Treasury department are:
■short-term and long-term borrowings;
■cash and cash equivalents; and
■plain vanilla derivatives, including interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:
■total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);
■short-term debt – current financial liabilities (note 15C); and
■long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:
■appropriate access to the debt and equity markets;
■sufficient flexibility for acquisitions;
■sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and
■optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.
15A. SHARE CAPITAL
Following completion of the demerger of the Ice Cream business on 6 December 2025, Unilever PLC ordinary shares were consolidated to maintain share price comparability before and after demerger on 9 December 2025. The consolidation was approved by Unilever shareholders at a General Meeting held on 21 October
2025. Shareholders received 8 new ordinary shares with a nominal value of 3 1/2 pence each for every 9 existing ordinary shares which had a nominal value of 3 1/9 pence each.

Unilever PLC	£ million 2025	£ million 2024
Ordinary shares(a)	76.3	78.4

Unilever Group	€ million 2025	€ million 2024
Euro equivalent in millions(b)	85	88
(a)At 31 December 2025, 2,181,005,247 PLC ordinary shares of 3 1/2p were in issue (2024: 2,521,497,338 PLC ordinary shares of 3 1/9p). During the year, there was a reduction in the number of shares by 279,078,800 due to the impact of the share consolidation, 3,500,000 new shares were issued, and 64,913,291 treasury shares were cancelled.
(b)The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.
For information on the rights of shareholders of PLC, see the Governance report on pages 49 to 64.
15B. EQUITY
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided in note 27 on page 183.
Subsidiaries with significant non-controlling interests
Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to
HUL is shown below.

HUL balance sheet as at 31 December	€ million 2025	€ million 2024
Non-current assets	4,968	6,478
Current assets	1,561	2,125
Current liabilities	(1,594)	(1,456)
Non-current liabilities	(1,307)	(1,798)

HUL comprehensive income for the year ended 31 December	€ million 2025	€ million 2024
Turnover	6,253	6,607
Profit after tax	940	1,167
Total comprehensive income	110	1,318

HUL cash flow for the year ended 31 December	€ million 2025	€ million 2024
Net increase/(decrease) in cash and cash equivalents	(163)	364

HUL non-controlling interest	€ million 2025	€ million 2024
1 January	(2,044)	(2,048)
Share of (profit)/loss for the year ended 31 December	(539)	(446)
Other comprehensive income	6	3
Dividend paid to the non-controlling interest	582	511
Currency translation	306	(60)
Other movements in equity	120	(4)
31 December	(1,569)	(2,044)
Analysis of other reserves

	€ million Total 2025	€ million Total 2024	€ million Total 2023
Fair value reserves – see following table	332	600	392
Currency retranslation of group companies – see following table	(8,284)	(7,026)	(7,432)
Capital redemption reserve	28	25	25
Book value of treasury shares – see following table	(36)	(37)	(207)
Repurchase of shares	(3,769)	(2,259)	(6,034)
Cancellation of PLC shares	3,770	—	5,282
Other(a)	(305)	(602)	(544)
	(8,264)	(9,299)	(8,518)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.
15B. EQUITY continued
Unilever acquired 27,815,955 (2024: 27,368,909) of its own shares through purchases on the stock exchanges during the year, which includes the share buyback programme as explained in note 24. During 2025, 13,288,138 PLC ordinary shares held as treasury shares were cancelled before share consolidation and
51,625,153 cancelled after share consolidation.
At 31 December 2025, the employee benefit trust held 1,208,143(2024: 1,776,250 adjusted for share consolidation) of PLC shares. PLC and its subsidiaries held
314,912 (2024: 290,198 adjusted for share consolidation) of PLC shares as treasury shares in connection with share-based compensation plans. The shares are shown as a deduction from other reserves (see note 4C on pages 146 and 147).

Treasury shares – movements during the year	€ million 2025	€ million 2024
1 January	(2,296)	(959)
Repurchase of shares	(1,510)	(1,508)
Cancellation of PLC shares	3,770	—
Other purchases and utilisations	1	171
31 December	(35)	(2,296)

Currency retranslation reserves – movements during the year	€ million 2025	€ million 2024
1 January	(7,026)	(7,432)
Currency retranslation of group companies' net assets and liabilities during the year	(1,522)	(419)
Movement in net investment hedges and exchange differences in net investments in foreign operations	(796)	280
Recycling of currency retranslation to the income statement on demerger of Ice Cream business	1,036	—
Recycling of currency retranslation to the income statement on business disposals	24	545
31 December	(8,284)	(7,026)

Fair value reserves – movements during the year	€ million 2025	€ million 2024
1 January	600	392
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	(14)	60
Gains/(losses) on cash flow hedges	(196)	210
Hedging (gains)/losses transferred to non-financial assets	(58)	(62)
31 December	332	600
Remeasurement of defined benefit pension plans, net of tax

	€ million 2025	€ million 2024
1 January	84	(180)
Movement during the year	176	264
31 December	260	84
Currency retranslation gains/(losses) – movements during the year

	€ million 2025	€ million 2024
1 January	(5,955)	(7,344)
Currency retranslation during the year:
Other reserves	(1,258)	406
Retained profit	(76)	891
Non-controlling interest	(349)	92
31 December	(7,638)	(5,955)
15C. FINANCIAL LIABILITIES

Financial liabilities(a)	€ million Current 2025	€ million Non- current 2025	€ million Total 2025	€ million Current 2024	€ million Non- current 2024	€ million Total 2024
Bank loans and overdrafts(b)	229	4	233	517	4	521
Bonds and other loans	1,951	24,087	26,038	5,363	23,285	28,648
Lease liabilities	277	1,049	1,326	322	1,164	1,486
Derivatives	48	404	452	152	442	594
Other financial liabilities(c)	77	152	229	633	171	804
	2,582	25,696	28,278	6,987	25,066	32,053
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €3 million (2024: €4 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in the US, Myanmar and India, refer to note 22.
Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2025 and 2024	€ million Opening balance at 1 January	€ million Cash movement(a)	€ million Business acquisi- tions/ disposals	€ million Foreign exchange changes	€ million Fair value changes	€ million Other movements	€ million Closing balance at 31 December
2025
Bank loans and overdrafts	(521)	178	36	67	–	7	(233)
Bonds and other loans	(28,648)	(1,892)	3,000	1,583	(92)	11	(26,038)
Lease liabilities(b)	(1,486)	341	112	129	–	(422)	(1,326)
Derivatives	(594)	–	31	23	88	–	(452)
Other financial liabilities	(804)	24	(51)	93	(60)	569	(229)
Total	(32,053)	(1,349)	3,128	1,895	(64)	165	(28,278)

2024
Bank loans and overdrafts	(506)	(52)	–	2	–	35	(521)
Bonds and other loans	(26,692)	(1,119)	–	(755)	(5)	(77)	(28,648)
Lease liabilities(b)	(1,395)	385	21	(24)	–	(473)	(1,486)
Derivatives	(494)	–	–	(13)	(87)	–	(594)
Other financial liabilities	(535)	25	(59)	(33)	(203)	1	(804)
Total	(29,622)	(761)	(38)	(823)	(295)	(514)	(32,053)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities, repayment of financial liabilities and net cash flow used in discontinued financing activities (excluding interest paid of €(170) million and the capital component of leases of €(46) million included in (b)
below) The difference of €99 million (2024: €(68) million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments and net cash flow used in discontinued financing activities €(46) million from (a) above in the consolidated cash flow statement. The difference of €(6) million (2024: €4 million) represents gain or loss from termination and modification of lease contracts.
15C. FINANCIAL LIABILITIES continued
Analysis of bonds and other loans

€ million	Total 2025	Total 2024
Unilever PLC
1.875% Notes 2029 (£)	285	300
1.500% Notes 2026 (£)	573	602
1.500% Notes 2039 (€)	647	647
2.125% Notes 2028 (£)(a)	331	334
Total PLC	1,836	1,883

Other group companies
The Netherlands
1.625% Notes 2033 (€)	795	795
1.375% Notes 2029 (€)	747	747
1.125% Bonds 2027 (€)	699	699
1.125% Bonds 2028 (€)	698	698
0.875% Notes 2025 (€)	–	650
0.500% Bonds 2025 (€)	–	650
1.375% Notes 2030 (€)	647	646
1.000% Notes 2027 (€)	600	599
1.250% Notes 2025 (€)	–	1,000
1.750% Notes 2030 (€)	997	997
1.250% Notes 2031 (€)(a)	590	588
2.250% Notes 2034 (€)(a)	776	793
0.750% Notes 2026 (€)(a)	499	489
1.750% Notes 2028 (€)	647	646
3.250% Notes 2031 (€)	496	495
3.500% Notes 2035 (€)	496	496
3.250% Notes 2032 (€)	599	598
3.500% Notes 2037 (€)	597	597
3.250% Notes 2032 (€)	100	100

United States
5.900% Bonds 2032 (US $)	847	955
2.900% Notes 2027 (US $)	850	956
3.500% Notes 2028 (US $)	678	764
2.000% Notes 2026 (US $)	596	671
3.100% Notes 2025 (US $)	–	480
3.500% Bonds 2028 (US $)	425	478
3.375% Notes 2025 (US $)	–	336
7.250% Bonds 2026 (US $)	254	285
6.625% Bonds 2028 (US $)	206	231
5.600% Bonds 2097 (US $)	78	88
2.125% Notes 2029 (US $)	720	812
1.375% Notes 2030 (US $)(a)	371	391
2.625% Notes 2051 (US $)	544	613
1.750% Notes 2031 (US $)(a)	632	670
3.300% Notes 2029 (€)	549	549
3.400% Notes 2033 (€)	695	694
4.875% Notes 2028 (US $)	595	670
5.000% Notes 2033 (US $)	675	760
4.750% Notes 2031 (US $)	144	163
4.625% Bonds 2034 (US $)	842	949
4.250% Bonds 2027 (US $)	637	718
2.750% Notes 2030 (€)	696	–
3.375% Notes 2035 (€)	791	–
Floating Rate Notes 2027 (€)	596	–
4.824% Bonds 2035 (US $)	128	–
2.875% Notes 2032 (€)	842	–
3.500% Notes 2037 (€)	798	–
Commercial Paper (US $)	–	2,158

Other countries
Switzerland	28	89
Others	2	2
Total other group companies	24,202	26,765
Total bonds and other loans	26,038	28,648
(a)Bonds includes €(281) million (2024: €(373) million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.
Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.